UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                                OCTOBER 31, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMERCIAL PAPER(A) -- 69.0%
--------------------------------------------------------------------------------
                                                   FACE AMOUNT        VALUE
                                                 --------------  ---------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.9%
    Gannett
       3.955%, 12/01/05                          $    3,000,000  $     2,990,150
    New York Times
       3.961%, 11/21/05                               3,000,000        2,993,417
                                                                 ---------------
                                                                       5,983,567
                                                                 ---------------
CHEMICALS -- 3.0%
    EI Dupont De Nemours
       3.985%, 11/09/05                               3,000,000        2,997,347
                                                                 ---------------
COMPUTERS & SERVICES -- 3.0%
    IBM Capital
       3.911%, 12/19/05                               3,000,000        2,984,480
                                                                 ---------------
CONSUMER PRODUCTS -- 8.4%
    Colgate-Palmolive
       3.743%, 11/09/05                               3,000,000        2,997,513
    Estee Lauder
       4.003%, 11/07/05                               2,470,000        2,468,353
    Kimberly-Clark Worldwide
       3.786%, 11/14/05                               3,000,000        2,995,916
                                                                 ---------------
                                                                       8,461,782
                                                                 ---------------
ELECTRICAL SERVICES -- 3.0%
    Southern Company Funding

    3.950%, 11/15/05                                  2,200,000        2,196,629

    3.982%, 11/21/05                                    800,000          798,236
                                                                 ---------------
                                                                       2,994,865
                                                                 ---------------
FINANCE -- 22.8%
    Atomium Funding LLC
       4.036%, 12/01/05                               3,000,000        2,989,950
    Barton Capital
       4.136%, 01/10/06                               3,000,000        2,976,083
    CIT Group
       4.054%, 12/16/05                               3,000,000        2,984,887
    Dollar Thrifty Funding
       4.015%, 11/28/05                               3,000,000        2,991,000
    General Electric Capital
       3.956%, 12/12/05                               3,000,000        2,986,573
    Goldman Sachs Group
       3.992%, 11/21/05                               3,000,000        2,993,367
    JPMorgan Chase
       3.963%, 11/23/05                               2,000,000        1,995,172
    Windmill Funding
       4.023%, 12/15/05                               3,000,000        2,985,333
                                                                 ---------------
                                                                      22,902,365
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                                OCTOBER 31, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                   FACE AMOUNT        VALUE
                                                 --------------  ---------------
FOOD & BEVERAGES -- 8.0%
    Coca-Cola Enterprises
       3.953%, 11/03/05                          $    2,000,000  $     1,999,561
    McCormick
       4.020%, 11/01/05                               3,000,000        3,000,000
    PepsiCo
       3.741%, 11/02/05                               3,000,000        2,999,689
                                                                 ---------------
                                                                       7,999,250
                                                                 ---------------
MEDICAL PRODUCTS & SERVICES -- 3.0%
    Pfizer Investment PLC
       4.089%, 01/17/06                               3,000,000        2,974,012
                                                                 ---------------
OIL & GAS -- 2.9%
    Shell International Finance
       4.122%, 01/23/06                               3,000,000        2,971,780
                                                                 ---------------
RETAIL -- 3.0%
    Wal-Mart Stores
       3.865%, 12/06/05                               3,000,000        2,988,800
                                                                 ---------------
TELEPHONES & TELECOMMUNICATIONS -- 6.0%
    BellSouth
       3.945%, 11/08/05                               3,000,000        2,997,702
    SBC Communications
       3.977%, 11/28/05                               3,000,000        2,991,090
                                                                 ---------------
                                                                       5,988,792
                                                                 ---------------

  TOTAL COMMERCIAL PAPER
      (Cost $69,247,040)                                              69,247,040
                                                                 ---------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS(A) -- 8.0%
--------------------------------------------------------------------------------
    FHLB
       3.855%, 11/09/05                               4,000,000        3,996,578
    FHLMC
       3.824%, 11/07/05                               4,000,000        3,997,453
                                                                 ---------------

  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $7,994,031)                                                7,994,031
                                                                 ---------------
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 3.0%
--------------------------------------------------------------------------------
BANKS -- 3.0%
    Toronto Dominion Bank
       2.720%, 11/14/05                               3,000,000        2,998,678
                                                                 ---------------

  TOTAL CERTIFICATE OF DEPOSIT
      (Cost $2,998,678)                                                2,998,678
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                                OCTOBER 31, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.9%
--------------------------------------------------------------------------------
                                                   FACE AMOUNT        VALUE
                                                 --------------  ---------------

  JPMorgan Chase
    3.95%, dated 10/31/05, to be repurchased
    on 11/01/05, repurchase price $20,007,095
    (collateralized by various Resolution Funding
    Corporation STRIPS, ranging in par value
    $530,000-$13,129,000, 4.46%-5.95%,
    10/15/07-01/15/15; with total market
    value $20,405,648)                           $   20,004,900  $    20,004,900
                                                                 ---------------

  TOTAL REPURCHASE AGGREMENT
      (Cost $20,004,900)                                              20,004,900
                                                                 ---------------

  TOTAL INVESTMENTS -- 99.9%
      (Cost $100,244,649) +                                     $    100,244,649
                                                                ================

         PERCENTAGES ARE BASED ON NET ASSETS OF $100,361,282.

     (A) THE RATE REPORTED IS THE EFFECTIVE  YIELD AT TIME OF PURCHASE.
    FHLB -- FEDERAL HOME LOAN BANK
   FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
     LLC -- LIMITED LIABILITY COMPANY
     PLC -- PUBLIC LIABILITY COMPANY
  STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

       + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO THE
         BOOK COST.

         SECURITY VALUATION -- INVESTMENT SECURITIES ARE STATED AT AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE IN ACCORDANCE WITH RULE 2A-7 OF THE INVESTMENT COMPANY ACT OF 1940. UNDER THIS VALUATION METHOD, PURCHASE DISCOUNTS AND PREMIUMS ARE ACCRETED AND AMORTIZED RATABLY TO MATURITY AND ARE INCLUDED IN INTEREST INCOME.

         REPURCHASE AGREEMENTS -- IN CONNECTION WITH TRANSACTIONS INVOLVING REPURCHASE AGREEMENTS, A THIRD PARTY CUSTODIAN BANK TAKES POSSESSION OF THE UNDERLYING SECURITIES ("COLLATERAL"), THE VALUE OF WHICH EXCEEDS THE PRINCIPAL AMOUNT OF THE REPURCHASE TRANSACTION, INCLUDING ACCRUED INTEREST. IN THE EVENT OF DEFAULT ON THE OBLIGATION TO REPURCHASE, THE FUND HAS THE RIGHT TO LIQUIDATE THE COLLATERAL AND APPLY THE PROCEEDS IN SATISFACTION OF THE OBLIGATION. IN THE EVENT OF DEFAULT OR BANKRUPTCY BY THE COUNTERPARTY TO THE AGREEMENT, REALIZATION AND/OR RETENTION OF THE COLLATERAL OR PROCEEDS MAY BE SUBJECT TO LEGAL PROCEEDINGS.











    UCM-QH-001-0100

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date:  December 22, 2005

By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date:  December 22, 2005

* Print the name and title of each signing officer under his or her signature.